Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 488,257	$ 578,484
Net regulatory assets	82,300	229,274
Accrued Pension and Other Postretirement Benefit Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	384,647	390,293
Unrealized Net Loss on Non-trading Derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	5,486	5,425
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	3,591	87,556
Regulatory liabilities, total	(45,601)
Accrued Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total		2,600
Regulatory liabilities, total	(10,400)
Unamortized Premium on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	21,511	20,478
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	73,022	72,132
Accumulated Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(303,000)	(304,000)
Deferred Gain on Southern Nevada Division Operations Facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total		(115)
Unamortized Gain on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(10,325)	(10,862)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (36,631)	$ (34,233)